Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

Note N — Income Taxes

The Company previously elected to be taxed as a REIT for federal income tax purposes and operated in a manner that allowed the Company to qualify as a REIT through December 31, 2019. As a consequence of the COVID-19 pandemic, the Company earned management income in lieu of lease income from a number of distressed tenants, which did not constitute qualifying REIT income for purposes of the annual REIT gross income tests, and, as a result, the Company was not in compliance with the annual REIT income tests for the year ended December 31, 2020. Accordingly, the Company did not qualify for taxation as a REIT in 2020 and continues to be taxed as a C corporation. As a C corporation, the Company is subject to federal income tax on its taxable income at regular corporate rates.

A full valuation allowance for deferred tax assets was historically provided each year since the Company believed that as a REIT it was more likely than not that it would not realize the benefits of its deferred tax assets. As a taxable C Corporation, the Company has evaluated its deferred tax assets for the year ended December 31, 2023, which consist primarily of net operating losses and its investment in the Operating Partnership. Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2023. Such objective evidence limits the ability to consider other subjective evidence, such as our projections for future growth. Despite substantial growth in property-level operations, the Company has continued to generate a net loss and as such the Company has determined that it will continue to record a full valuation allowance against its deferred tax assets for the year ended December 31, 2023. A change in circumstances may cause the Company to change its judgment about whether deferred tax assets should be recorded, and further whether any such assets would more likely than not be realized. The Company would generally report any change in the valuation allowance through its Consolidated Statements of Operations in the period in which such changes in circumstances occur.

The provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following, which is included in general and administrative expense in the Consolidated Statements of Operations (dollars in thousands):

	2023	2022
Current
Federal	—	—
State	41	29
Total Current	$41	$29

Deferred
Federal	—	—
State	—	—
Total Deferred	—	—
Total	$41	$29

The following table presents a reconciliation of the statutory corporate U.S. federal income tax rate to the Company’s effective tax rate as of December 31, 2023:

	2023	2022
Tax at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal effect	2.13%	2.29%
Non-Deductible Expenses	(9.85)%	0.89%
Change in Valuation Allowance	(13.40)%	(24.54)%
Effective income tax rate	—	—

The balances for deferred taxes for the years ended December 31, 2023 and 2022 consisted of the following (dollars in thousands):

	Year Ended December 31,
	2023	2022
Deferred Tax Assets:
NOL Carryforward	$17,522	$14,030
Intangible Assets	4,171	4,676
Investment in Operating Partnership	9,631	8,388
Gross deferred tax assets	$31,324	$27,094
Less valuation allowance	(31,324)	(27,094)
Total deferred tax assets	$—	$—
Deferred Tax Liabilities:
Straight-line Rent	—	—
Total net deferred taxes	$—	$—

As of December 31, 2023, the Company had federal and various state net operating loss (NOL) carryforwards of $73.8 million and $44.1 million, respectively. The federal net operating losses generated in 2018 and after of $65.2 million will carryforward indefinitely and be available to offset up to 80% of future taxable income each year. The federal net operating losses generated prior to 2018 of $8.6 million will begin to expire in 2036 unless previously utilized.